Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2020		Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020		Apr. 30, 2019
Statement of comprehensive income [abstract]
Net income	$ 1,324	[1]	$ 2,326	$ 2,259	$ 3,650	[1]	$ 4,506
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	712		(1,186)	628	(474)		1,433
Net gains (losses) on hedges of net investments in foreign operations	(417)		229	(350)	(188)		(534)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	69		1	5	70		12
Net gains (losses) on hedges of net investments in foreign operations	(109)		60	(92)	(49)		(140)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	335		(1,018)	365	(683)		1,027
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	1,003		174	247	1,177		690
Reclassification of net (gains) losses to net income	(960)		(75)	(196)	(1,035)		(567)
Income tax expense (benefit):
Net gains (losses) in fair value	222		72	51	294		176
Reclassification of net (gains) losses to net income	(240)		(25)	(39)	(265)		(149)
Other comprehensive income net of tax available for sale financial assets net of tax	61		52	39	113		96
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	1,615		227	(136)	1,842		585
Reclassification of net (gains) losses to net income	(1,310)		(122)	127	(1,432)		(247)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	417		67	(37)	484		154
Reclassification of net (gains) losses to net income	(331)		(37)	34	(368)		(67)
Other comprehensive income net of tax cash flow hedges	219		75	(6)	294		251
Other comprehensive income (loss) from investments in associates	8		(27)	38	(19)		57
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(49)		(358)	(236)	(407)		(696)
Income tax expense (benefit)	1		(93)	(54)	(92)		(173)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(50)		(265)	(182)	(315)		(523)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(190)		54	19	(136)		50
Income tax expense (benefit)	(56)		18	4	(38)		12
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(134)		36	15	(98)		38
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	404		(12)	(43)	392		(13)
Income tax expense (benefit)	106		(3)	(12)	103		(4)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	298		(9)	(31)	289		(9)
Other comprehensive income (loss) from investments in associates	(1)		(7)		(8)		(3)
Other comprehensive income (loss)	736		(1,163)	238	(427)		934
Comprehensive income	2,060		1,163	2,497	3,223		5,440
Comprehensive income (loss) attributable to non-controlling interests	(10)		(38)	59	(48)		271
Comprehensive income attributable to equity holders of the Bank	2,070		1,201	2,438	3,271		5,169
Preferred shareholders and other equity instrument holders	66		25	64	91		93
Common shareholders	$ 2,004		$ 1,176	$ 2,374	$ 3,180		$ 5,076

[1]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).